Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 21 — SUBSEQUENT EVENTS

On December 9, 2025, the board of directors (the “Board”) of Company approved the adoption of the 2025 Equity Incentive Plan (the “2025 Plan”) and forms of award agreements (the “Award Agreements”) to be used to grant awards under the 2025 Plan, effective on December 10, 2025 (“Effective Date”). The 2025 Plan provides for the grant of awards representing the right to acquire, or based on the value of, the Company’s Class A ordinary shares, and includes option awards, stock appreciation rights awards, restricted stock awards, restricted stock unit awards, performance awards, dividend equivalent awards and other share or cash based awards (each, and “Award”, collectively, the “Awards”) to eligible participants of the 2025 Plan or any related entity, as defined in the 2025 Plan. The maximum number of Class A ordinary shares that may be issued under the 2025 Plan is 1,309,330 Class A ordinary shares. Beginning on January 1, 2027, and continuing annually on each anniversary thereof through and including January 1, 2035, the number of Class A ordinary shares available for issuance under the 2025 Plan shall be increased by a number of shares equal to the lesser of (i) 5% of the total number of ordinary shares of the Company issued and outstanding on the last day of the immediately preceding calendar year and (ii) such smaller number of Class A ordinary shares as determined by the Board or the compensation committee of the Board (“Compensation Committee”)

The Company evaluated all events and transactions that occurred after September 30, 2025 up through the date the Group issued these consolidated financial statements. Other than the event disclosed above, no other subsequent events have occurred that would require recognition or disclosure in the Company’s consolidated financial statements. On January 12, 2026, the Company granted an aggregate of 1,300,000 Class A ordinary share under the 2025 Plan to our five employees (neither officers nor directors of the Company) for the services so rendered to the Group. Such grants were duly approved and ratified by the Company’s board of directors.